Other non-current assets	12 Months Ended
Dec. 31, 2020
Other non-current assets
Other non‑current assets

11. Other non‑current assets

At December 31, 2020, other non‑current assets of $73 million  (2019:  $68 million) includes the receivable for the tax adjusted indemnity in respect of a U.S. glass business legal matter.

Other non-current assets also include $8 million (2019: $6 million) primarily relating to certain of the Group’s investment in its joint ventures, excluding the investment in Trivium, which is further discussed in Note 12.